Business combinations and acquisition of non-controlling interests - Revenue and profit contribution (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Total revenue and income (loss) before income taxes for the Company, assuming the acquisitions had occurred at the beginning of the year
Total revenue	R$ 1,271,921
Net income (loss) before income taxes	(185,101)
Me Salva!
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total revenue	6,929
Net income (loss) before income taxes	(4,961)
Eduqo
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total revenue	2,511
Net income (loss) before income taxes	988
Edupass
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total revenue	434
Net income (loss) before income taxes	(505)
P2D
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total revenue	38,081
Net income (loss) before income taxes	R$ 7,497